Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2025	Mar. 26, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Long-term restricted deposits	$ 44,075		$ 40,553
Credit line amount	$ 2,000,000	$ 4,000,000